SHARE-BASED COMPENSATION PLANS - Options Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) year day	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted	5 years
Share price (in CAD per share)	$ 1.48	$ 4.27	$ 5.10
Exercise price (in CAD per share)	$ 1.48	$ 4.55	$ 5.10
Risk free interest rate (%)	2.00%	0.90%	0.60%
Option life (years) | year	2.8	2.8	2.8
Option volatility (%)	65.00%	71.00%	73.00%
Weighted average fair value of each share option granted (in CAD per share)	$ 0.64	$ 1.87	$ 2.35
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate	3.00%	3.00%	3.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeiture rate	10.00%	10.00%	10.00%
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days to determine weighted average trading price for options granted | day	5
Share Options | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Share Options | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%
Share Options | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.33%